Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 85% Portfolio	Apr. 30, 2025 USD ($)
VIP FundsManager 85% Portfolio - Service Class
Expense Example:
1 year	$ 73
3 years	254
5 years	457
10 years	1,042
VIP FundsManager 85% Portfolio - Service Class 2
Expense Example:
1 year	88
3 years	301
5 years	538
10 years	$ 1,218